IMPACT OF THE GLOBAL COVID-19 PANDEMIC - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Insurance recoveries	$ 19,657	$ 17,119	$ 86,990
Proceeds from borrowings	132,982	661,258	1,218,270	$ 973,051	$ 601,500
Payments on borrowings	193,669	$ 272,234	568,733	581,749	$ 568,292
Cash and cash equivalents, Carrying value	880,880		1,008,485	$ 705,348
Foreign Subsidiaries [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Cash and cash equivalents, Carrying value			62,000
COVID19 [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Accrued liabilities			8,000
COVID19 [Member] | Accrued Liabilities [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Accrued liabilities			500
COVID19 [Member] | Other long-term liabilities [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Accrued liabilities			7,500
COVID19 [Member] | Selling, General and Administrative Expenses [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Severance costs			27,000
Cash Subject To Restriction Under The Operating Agreement [Member] | Subsidiaries [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Cash and cash equivalents, Carrying value			421,000
Zuffa [Member] | Cash Subject To Restriction Under The Operating Agreement [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Cash and cash equivalents, Carrying value	346,000		282,000
Endeavor China [Member] | Cash Subject To Restriction Under The Operating Agreement [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Cash and cash equivalents, Carrying value	93,000		95,000
OLE [Member] | Cash Subject To Restriction Under The Operating Agreement [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Cash and cash equivalents, Carrying value	$ 29,000		26,000
Revolving Credit Facility (due May 2023) [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Proceeds from borrowings			163,100
Zuffa Revolving Credit Facility [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Proceeds from borrowings			150,000
Payments on borrowings			150,000
Incremental Term Loans Under 2014 Credit Facilities [Member]
Impact Of The Global Covid Nineteen Pandemic [Line Items]
Proceeds from borrowings			$ 260,000